Investments and Other Non-Current Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments and Other Non-current Assets
Equity method investments	$ 26.8	$ 26.6
Deferred tax assets	139.0	122.4
Income tax receivables	54.7	54.7
Long-term interest bearing deposit (insurance arrangement)		20.2
Other non-current assets	34.8	35.1
Investments and other non-current assets	$ 255.3	$ 259.0